Employee Information - Summary of Number of Employees by Market Area (Detail) - Employee	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Information About Employees [line items]
Number of employees	88,826	94,236
Americas [Member]
Disclosure of Information About Employees [line items]
Number of employees	15,050	16,034
Europe, Middle East and Africa [Member]
Disclosure of Information About Employees [line items]
Number of employees	39,045	41,387
South East Asia, Oceania and India [member]
Disclosure of Information About Employees [line items]
Number of employees	25,189	26,389
North East Asia [member]
Disclosure of Information About Employees [line items]
Number of employees	9,542	10,426
Of which in EU [member]
Disclosure of Information About Employees [line items]
Number of employees	31,735	33,342
Of which in Sweden [member]
Disclosure of Information About Employees [line items]
Number of employees	12,806	13,420